Consolidated Balance Sheets (Parentheticals) ¥ in Thousands		Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
VIE
Accounts payable | ¥		¥ 63,450		¥ 98,175
Customers' refundable fees | ¥		17,201		14,433
Accrued expenses and other payables | ¥		62,111		69,174
Income tax payables, current | ¥		87		11
Operating lease liabilities-current | ¥		230		671
Income tax payables | ¥				20,746
Operating lease liabilities, non-current | ¥				130
VIE | Related Party
Amounts due to related parties including amounts due to related parties of consolidated VIE | ¥		¥ 17,158		¥ 23,900
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | $ / shares			$ 0.009		$ 0.009
Ordinary shares, shares authorized (in Shares)	[1]	10,000,000,000		625,000,000
Ordinary shares, shares issued (in Shares)	[1]	38,529,284		2,229,015
Ordinary shares, shares outstanding (in Shares)	[1]	38,529,284		2,229,015
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | $ / shares			0.009		0.009
Ordinary shares, shares authorized (in Shares)	[1]	10,000,000,000		625,000,000
Ordinary shares, shares issued (in Shares)	[1]	5,450		5,450
Ordinary shares, shares outstanding (in Shares)	[1]	5,450		5,450
Class C Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | $ / shares			$ 0.009		$ 0.009
Ordinary shares, shares authorized (in Shares)	[1]	10,000,000,000		625,000,000
Ordinary shares, shares issued (in Shares)	[1]	13,679		948
Ordinary shares, shares outstanding (in Shares)	[1]	13,679		948

[1]	Retrospectively restated to reflect the share consolidation effected on June 9, 2025, whereby every 16 ordinary shares of a par value US$0.0005625 per share were consolidated into 1 ordinary share of a par value US$0.009 per share (the “2025 Share Consolidation”).